Derivative instruments	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments	Derivative instruments
The Company’s derivatives that are designated for hedge accounting consist of cross-currency interest rate swaps, forward contracts, principal only swaps, call spreads, interest coupon only swaps, and sustainability linked ESG principal only swaps. All these derivatives are classified as cash flow hedges. Further details are in the “Derivatives designated as hedging instruments” section.

Additionally, the Company enters into certain derivatives that are not designated for hedge accounting. The Company has entered into forward contracts, call spreads and cross-currency interest rate swaps to mitigate the impacts of foreign currency fluctuations on foreign currency denominated liabilities. Further details are in the “Derivatives not designated as hedging instruments” section.

The following table presents the fair values of derivative instruments included in the consolidated balance sheets as of December 31, 2025 and 2024:

		Assets			Liabilities
Type of Derivative	Balance Sheets Location	2025	2024	Balance Sheets Location	2025	2024
Derivatives designated as hedging instruments
Cash Flow hedge
Forward contracts	Other receivables	$489	$2,093	Accrued payroll and other liabilities	$(2,642)	$—
Forward contracts	Derivative instruments	—	—	Derivative instruments	(2,428)	—
Principal only swap	Derivative instruments	—	—	Derivative instruments	(1,429)	—
Call spread + coupon-only swap	Derivative instruments	12,646	16,998	Derivative instruments	(1,172)	(179)
Sustainability-linked ESG principal only swap	Derivative instruments	22,939	25,617	Derivative instruments	(233)	(207)
Cross-currency interest rate swap	Derivative instruments	30,284	37,627	Derivative instruments	(1,323)	(620)
Subtotal		$66,358	$82,335		$(9,227)	$(1,006)
Derivatives not designated as hedging instruments
Forward contracts	Derivative instruments	$—	48	Derivative instruments	$—	(286)
Cross-currency interest rate swap	Derivative instruments	12,815	$—	Derivative instruments	(17,282)	$—
Call spread	Derivative instruments	20	—	Derivative instruments	—	—
Subtotal		$12,835	$48		$(17,282)	$(286)
Total derivative instruments		$79,193	$82,383		$(26,509)	$(1,292)

Derivatives designated as hedging instruments

Cash flow hedges

The Company has entered into various forward contracts in a few territories to hedge a portion of the foreign exchange risk associated with forecasted imports of goods. The effect of the hedges results in fixing the cost of goods acquired (i.e. the net settlement or collection adjusts the cost of inventory paid to the suppliers). As of December 31, 2025, the Company estimated that the entire amount of net derivative gains or losses related to its cash flow hedges included in accumulated other comprehensive loss will be reclassified into earnings within the next 12 months.

Moreover, the Company has entered into certain instruments designated as cash flow hedges to reduce the exposure to variability in expected future cash flows related to intercompany loans (principal and interest). As of December 31, 2025, the Company estimated that the entire amount of net derivative gains or losses related to its cash flow hedges included in accumulated other comprehensive loss will be reclassified into earnings within the next 4 years.

As of December 31, 2024 and 2023, for certain call spreads, the Company’s Brazilian subsidiary paid a one-time net premium of $8,894 and $2,581, respectively, to buy the options.
The following table presents the notional amounts of the Company’s outstanding derivative instruments classified as cash flow hedges:

	Notional amount as of December 31,
	2025	2024
Forward contracts	$98,819	$48,799
Call spread + coupon-only swap	89,000	89,000
Cross-currency interest rate swap	80,000	80,000
Sustainability-linked ESG principal only swap	50,000	50,000
Principal only swap	15,000	—

Additional disclosures

The following table presents the pretax amounts affecting income and other comprehensive income (loss) for the fiscal years ended December 31, 2025, 2024 and 2023 for each type of derivative relationship:

Derivatives in Cash Flow Hedging Relationships	(Loss) Gain Recognized in Accumulated OCI on Derivative			Loss (Gain) Reclassified from Accumulated OCI into income (loss)
	2025	2024	2023	2025	2024	2023
Forward contracts	$(8,220)	$4,317	$(6,710)	$4,505	$(807)	$6,172
Principal only swap	(2,419)	—	—	2,619	—	—
Cross-currency interest rate swaps	(13,775)	24,628	(14,730)	11,463	(17,632)	10,913
Call spread	(2,395)	2,469	30	14,824	(9,637)	2,385
Coupon-only swap	(5,862)	4,635	(263)	553	(472)	(1,752)
Sustainability-linked ESG principal only swap	(5,916)	12,142	(1,224)	6,327	(11,800)	2,014
Total	$(38,587)	$48,191	$(22,897)	$40,291	$(40,348)	$19,732

The net (loss) gain reclassified from accumulated OCI into income is presented as follows:

Adjustment to:	2025	2024	2023
Food and paper	$(3,073)	$807	$(6,172)
Net interest expense and other financing results	(3,663)	(1,419)	(181)
Loss from derivative instruments	—	—	(6)
Foreign currency exchange results	(33,555)	40,960	(13,373)
Total	$(40,291)	$40,348	$(19,732)

Derivatives not designated as hedging instruments

The Company has entered into certain derivatives that are not designated for hedge accounting, therefore the changes in the fair value of these derivatives are recognized immediately within “(Loss) Gain from derivative instruments”.

For the fiscal years ended December 31, 2025, 2024 and 2023 the Company made net collections and (payments) amounting to $1,161, $(6,049) and $nil, respectively, as a result of unwound derivatives not designated as hedging instruments.
The following table presents the notional amounts of the Company’s outstanding derivative instruments not designed as hedging instruments:

		Notional amount as of December 31,
	Currency	2025	2024
Forward contracts	USD	—	5,000
Call spread	USD	24,000	—
Cross-currency interest rate swaps	USD	150,000	—